INVENTORIES, NET	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories, net, consist of the following:

	September 30, 2021	September 30, 2020
Raw materials	$555,321	$246,383
Finished goods	1,189,131	1,209,545
Inventory valuation allowance	(147,960)	(439,486)
Total inventory, net	$1,596,492	$1,016,442